COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 11 -          COMMITMENTS AND CONTINGENCIES

Commission arrangements

The Group is contracted to pay sales commission ranging from 1% to 10% to sale agents and employees based on the total sales and profits from contracts. Commission expenses were $895, $778, and $361 for the years ended December 31, 2025, 2024 and 2023, respectively.

Royalty commitments

The Company is committed to paying royalties as percentage of revenue or as a percentage of purchase in the amount ranging from 5% to 25% to certain OEM as part of the Company’s license agreements. Royalties expense were $5,727, $4,983, and $3,298 for the years 2025, 2024 and 2023, respectively.

Guarantees

(1)
In order to secure TAT's liability to the Israeli customs, the Company provided bank guarantees in amounts of 100 thousand NIS (approximately $31.3). The guarantees are linked to the consumer price index and will expire from May 2025 through May 2026.

(2)	TAT has provided bank guarantee to Ministry of Economy in amounts of 495 thousand NIS (approximately $155).

(3)	Turbochrome has provided a bank guarantee to the local planning and building committee in amounts of $33).

(4)	TAT has provided a bank guarantee for a building lease in the amount of 212 thousand NIS (approximately $67).

(5)	Gedera has provided a guarantee to a customer in the amount of $800 for advanced funds on a long-term contract.

Litigation

On July 12, 2022, TAT filed a suit against TAT Industries Ltd. in the District Court of Tel Aviv. TAT had leased the Gedera facility from TAT Industries Ltd. until the termination of the lease agreement in 2022. TAT asserts that TAT Industries Ltd. has unlawfully forfeited a bank guarantee that was granted for the benefit TAT Industries Ltd. in connection with the lease in Gedera in the amount of $750 thousands. On December 28, 2022, TAT Industries Ltd. filed a counterclaim against TAT asserting damages caused by TAT in connection with the lease in Gedera. The evidentiary hearings concluded on June 29, 2025, and the parties completed their closing arguments by November 23, 2025. TAT intends to vigorously defend the counterclaim by TAT Industries Ltd. and TAT estimates that is not probable that TAT Industries Ltd.’s claim against TAT will be approved.